Schedule H, Line 4i – Schedule of Assets (Acquired and Disposed of Within Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Schedule H, Line 4i – Schedule of Assets (Acquired and Disposed of Within Year)

Identity of issue, borrower, lessor, or similar party, including maturity date,		Proceeds of
rate of interest, collateral, par or maturity value	Shares / Par Value	Dispositions

Securities Purchased Under Agreements to Resell
BARCLAYS CAPITAL REV REPO 4.350% 10/17/25 DD 10/16/25	60,900,000	$60,900,000
BNP PARIBAS REV REPO 4.230% 05/23/25 DD 05/22/25	10,300,000	10,300,000
BNP PARIBAS REV REPO 4.250% 05/22/25 DD 05/21/25	70,200,000	70,200,000
BNP PARIBAS REV REPO 4.250% 05/23/25 DD 05/22/25	59,900,000	59,900,000
BNP PARIBAS REV REPO 4.270% 05/21/25 DD 05/20/25	8,400,000	8,400,000
BNP PARIBAS REV REPO 4.270% 07/23/25 DD 07/22/25	75,300,000	75,300,000
BNP PARIBAS REV REPO 4.280% 06/06/25 DD 06/05/25	10,600,000	10,600,000
BNP PARIBAS REV REPO 4.280% 06/16/25 DD 06/13/25	63,200,000	63,200,000
BNP PARIBAS REV REPO 4.280% 06/23/25 DD 06/20/25	80,400,000	80,400,000
BNP PARIBAS REV REPO 4.280% 06/24/25 DD 06/23/25	68,800,000	68,800,000
BNP PARIBAS REV REPO 4.290% 06/06/25 DD 06/05/25	60,300,000	60,300,000
BNP PARIBAS REV REPO 4.290% 06/10/25 DD 06/09/25	60,600,000	60,600,000
BNP PARIBAS REV REPO 4.290% 06/11/25 DD 06/10/25	61,500,000	61,500,000
BNP PARIBAS REV REPO 4.290% 06/16/25 DD 06/13/25	11,400,000	11,400,000
BNP PARIBAS REV REPO 4.290% 06/20/25 DD 06/18/25	100,000	100,000
BNP PARIBAS REV REPO 4.300% 03/13/25 DD 03/12/25	70,100,000	70,100,000
BNP PARIBAS REV REPO 4.300% 05/27/25 DD 05/23/25	10,200,000	10,200,000
BNP PARIBAS REV REPO 4.310% 01/10/25 DD 01/09/25	5,600,000	5,600,000
BNP PARIBAS REV REPO 4.310% 06/04/25 DD 06/03/25	9,600,000	9,600,000
BNP PARIBAS REV REPO 4.310% 06/05/25 DD 06/04/25	59,000,000	59,000,000
BNP PARIBAS REV REPO 4.310% 06/17/25 DD 06/16/25	63,600,000	63,600,000
BNP PARIBAS REV REPO 4.310% 06/18/25 DD 06/17/25	65,400,000	65,400,000
BNP PARIBAS REV REPO 4.310% 07/22/25 DD 07/21/25	11,100,000	11,100,000
BNP PARIBAS REV REPO 4.310% 07/24/25 DD 07/23/25	10,800,000	10,800,000
BNP PARIBAS REV REPO 4.320% 01/13/25 DD 01/10/25	44,700,000	44,700,000
BNP PARIBAS REV REPO 4.320% 02/26/25 DD 02/25/25	71,200,000	71,200,000
BNP PARIBAS REV REPO 4.320% 03/12/25 DD 03/11/25	70,200,000	70,200,000
BNP PARIBAS REV REPO 4.320% 06/05/25 DD 06/04/25	11,100,000	11,100,000
BNP PARIBAS REV REPO 4.320% 06/11/25 DD 06/10/25	11,000,000	11,000,000
BNP PARIBAS REV REPO 4.320% 06/17/25 DD 06/16/25	10,500,000	10,500,000
BNP PARIBAS REV REPO 4.320% 06/20/25 DD 06/18/25	12,600,000	12,600,000
BNP PARIBAS REV REPO 4.320% 06/26/25 DD 06/25/25	66,500,000	66,500,000
BNP PARIBAS REV REPO 4.320% 07/21/25 DD 07/18/25	60,600,000	60,600,000
BNP PARIBAS REV REPO 4.320% 08/21/25 DD 08/20/25	57,000,000	57,000,000
BNP PARIBAS REV REPO 4.330% 01/15/25 DD 01/14/25	7,400,000	7,400,000
BNP PARIBAS REV REPO 4.330% 01/17/25 DD 01/16/25	6,900,000	6,900,000
BNP PARIBAS REV REPO 4.330% 02/18/25 DD 02/14/25	56,100,000	56,100,000
BNP PARIBAS REV REPO 4.330% 06/13/25 DD 06/12/25	72,600,000	72,600,000
BNP PARIBAS REV REPO 4.330% 07/10/25 DD 07/09/25	10,900,000	10,900,000
BNP PARIBAS REV REPO 4.330% 07/11/25 DD 07/10/25	63,100,000	63,100,000
BNP PARIBAS REV REPO 4.330% 07/15/25 DD 07/14/25	62,900,000	62,900,000
BNP PARIBAS REV REPO 4.330% 08/22/25 DD 08/21/25	59,500,000	59,500,000
BNP PARIBAS REV REPO 4.340% 01/14/25 DD 01/13/25	5,600,000	5,600,000
BNP PARIBAS REV REPO 4.340% 02/12/25 DD 02/11/25	68,300,000	68,300,000
BNP PARIBAS REV REPO 4.340% 02/25/25 DD 02/24/25	70,900,000	70,900,000
BNP PARIBAS REV REPO 4.340% 03/05/25 DD 03/04/25	65,100,000	65,100,000
BNP PARIBAS REV REPO 4.340% 06/18/25 DD 06/17/25	13,100,000	13,100,000
BNP PARIBAS REV REPO 4.340% 07/07/25 DD 07/03/25	10,400,000	10,400,000
BNP PARIBAS REV REPO 4.340% 07/09/25 DD 07/08/25	63,200,000	63,200,000
BNP PARIBAS REV REPO 4.340% 07/10/25 DD 07/09/25	63,200,000	63,200,000
BNP PARIBAS REV REPO 4.340% 08/29/25 DD 08/28/25	10,600,000	10,600,000
BNP PARIBAS REV REPO 4.350% 01/06/25 DD 01/03/25	6,100,000	6,100,000
BNP PARIBAS REV REPO 4.350% 01/27/25 DD 01/24/25	6,400,000	6,400,000
BNP PARIBAS REV REPO 4.350% 06/04/25 DD 06/03/25	58,900,000	58,900,000
BNP PARIBAS REV REPO 4.350% 07/11/25 DD 07/10/25	11,000,000	11,000,000

Identity of issue, borrower, lessor, or similar party, including maturity date,		Proceeds of
rate of interest, collateral, par or maturity value	Shares / Par Value	Dispositions

BNP PARIBAS REV REPO 4.350% 07/25/25 DD 07/24/25	11,200,000	11,200,000
BNP PARIBAS REV REPO 4.350% 07/31/25 DD 07/30/25	63,100,000	63,100,000
BNP PARIBAS REV REPO 4.350% 08/06/25 DD 08/05/25	100,000	100,000
BNP PARIBAS REV REPO 4.350% 08/08/25 DD 08/07/25	60,000,000	60,000,000
BNP PARIBAS REV REPO 4.350% 08/11/25 DD 08/08/25	100,000	100,000
BNP PARIBAS REV REPO 4.350% 08/12/25 DD 08/11/25	70,300,000	70,300,000
BNP PARIBAS REV REPO 4.360% 02/06/25 DD 02/05/25	42,300,000	42,300,000
BNP PARIBAS REV REPO 4.360% 02/10/25 DD 02/07/25	41,100,000	41,100,000
BNP PARIBAS REV REPO 4.360% 02/20/25 DD 02/19/25	69,700,000	69,700,000
BNP PARIBAS REV REPO 4.360% 05/28/25 DD 05/27/25	10,200,000	10,200,000
BNP PARIBAS REV REPO 4.360% 05/30/25 DD 05/29/25	100,000	100,000
BNP PARIBAS REV REPO 4.360% 07/17/25 DD 07/16/25	47,700,000	47,700,000
BNP PARIBAS REV REPO 4.360% 08/04/25 DD 08/01/25	100,000	100,000
BNP PARIBAS REV REPO 4.360% 08/20/25 DD 08/19/25	9,600,000	9,600,000
BNP PARIBAS REV REPO 4.360% 08/21/25 DD 08/20/25	11,400,000	11,400,000
BNP PARIBAS REV REPO 4.360% 08/22/25 DD 08/21/25	10,300,000	10,300,000
BNP PARIBAS REV REPO 4.370% 01/23/25 DD 01/22/25	5,400,000	5,400,000
BNP PARIBAS REV REPO 4.370% 02/05/25 DD 02/04/25	41,800,000	41,800,000
BNP PARIBAS REV REPO 4.370% 02/18/25 DD 02/14/25	13,500,000	13,500,000
BNP PARIBAS REV REPO 4.370% 02/24/25 DD 02/21/25	71,200,000	71,200,000
BNP PARIBAS REV REPO 4.370% 03/11/25 DD 03/10/25	69,500,000	69,500,000
BNP PARIBAS REV REPO 4.370% 06/02/25 DD 05/30/25	9,700,000	9,700,000
BNP PARIBAS REV REPO 4.370% 07/08/25 DD 07/07/25	11,700,000	11,700,000
BNP PARIBAS REV REPO 4.370% 07/16/25 DD 07/15/25	63,200,000	63,200,000
BNP PARIBAS REV REPO 4.370% 07/28/25 DD 07/25/25	11,100,000	11,100,000
BNP PARIBAS REV REPO 4.370% 07/31/25 DD 07/30/25	11,100,000	11,100,000
BNP PARIBAS REV REPO 4.370% 08/04/25 DD 08/01/25	9,700,000	9,700,000
BNP PARIBAS REV REPO 4.370% 08/05/25 DD 08/04/25	8,700,000	8,700,000
BNP PARIBAS REV REPO 4.370% 08/07/25 DD 08/06/25	9,600,000	9,600,000
BNP PARIBAS REV REPO 4.370% 08/13/25 DD 08/12/25	10,400,000	10,400,000
BNP PARIBAS REV REPO 4.370% 08/14/25 DD 08/13/25	10,500,000	10,500,000
BNP PARIBAS REV REPO 4.380% 02/07/25 DD 02/06/25	41,700,000	41,700,000
BNP PARIBAS REV REPO 4.380% 03/10/25 DD 03/07/25	69,600,000	69,600,000
BNP PARIBAS REV REPO 4.380% 07/07/25 DD 07/03/25	62,100,000	62,100,000
BNP PARIBAS REV REPO 4.380% 08/06/25 DD 08/05/25	10,000,000	10,000,000
BNP PARIBAS REV REPO 4.390% 01/28/25 DD 01/27/25	3,900,000	3,900,000
BNP PARIBAS REV REPO 4.390% 01/31/25 DD 01/30/25	6,400,000	6,400,000
BNP PARIBAS REV REPO 4.390% 06/03/25 DD 06/02/25	59,100,000	59,100,000
BNP PARIBAS REV REPO 4.390% 07/09/25 DD 07/08/25	11,000,000	11,000,000
BNP PARIBAS REV REPO 4.390% 08/08/25 DD 08/07/25	10,300,000	10,300,000
BNP PARIBAS REV REPO 4.390% 08/11/25 DD 08/08/25	10,300,000	10,300,000
BNP PARIBAS REV REPO 4.390% 08/19/25 DD 08/18/25	10,900,000	10,900,000
BNP PARIBAS REV REPO 4.390% 09/02/25 DD 08/29/25	10,700,000	10,700,000
BNP PARIBAS REV REPO 4.400% 01/30/25 DD 01/29/25	45,400,000	45,400,000
BNP PARIBAS REV REPO 4.400% 03/07/25 DD 03/06/25	69,500,000	69,500,000
BNP PARIBAS REV REPO 4.400% 06/27/25 DD 06/26/25	61,100,000	61,100,000
BNP PARIBAS REV REPO 4.400% 08/18/25 DD 08/15/25	10,300,000	10,300,000
BNP PARIBAS REV REPO 4.400% 08/27/25 DD 08/26/25	10,600,000	10,600,000
BNP PARIBAS REV REPO 4.400% 08/28/25 DD 08/27/25	61,700,000	61,700,000
BNP PARIBAS REV REPO 4.400% 09/03/25 DD 09/02/25	100,000	100,000
BNP PARIBAS REV REPO 4.410% 01/29/25 DD 01/28/25	4,900,000	4,900,000
BNP PARIBAS REV REPO 4.410% 06/26/25 DD 06/25/25	5,700,000	5,700,000
BNP PARIBAS REV REPO 4.420% 07/03/25 DD 07/02/25	100,000	100,000
BNP PARIBAS REV REPO 4.420% 08/25/25 DD 08/22/25	10,400,000	10,400,000
BNP PARIBAS REV REPO 4.420% 08/28/25 DD 08/27/25	9,600,000	9,600,000
BNP PARIBAS REV REPO 4.420% 09/03/25 DD 09/02/25	10,900,000	10,900,000

Identity of issue, borrower, lessor, or similar party, including maturity date,		Proceeds of
rate of interest, collateral, par or maturity value	Shares / Par Value	Dispositions

BNP PARIBAS REV REPO 4.420% 09/08/25 DD 09/05/25	63,400,000	63,400,000
BNP PARIBAS REV REPO 4.430% 03/03/25 DD 02/28/25	68,900,000	68,900,000
BNP PARIBAS REV REPO 4.430% 06/27/25 DD 06/26/25	10,600,000	10,600,000
BNP PARIBAS REV REPO 4.430% 06/30/25 DD 06/27/25	61,500,000	61,500,000
BNP PARIBAS REV REPO 4.430% 07/01/25 DD 06/30/25	100,000	100,000
BNP PARIBAS REV REPO 4.430% 07/02/25 DD 07/01/25	100,000	100,000
BNP PARIBAS REV REPO 4.430% 07/16/25 DD 07/15/25	10,700,000	10,700,000
BNP PARIBAS REV REPO 4.430% 07/29/25 DD 07/28/25	10,400,000	10,400,000
BNP PARIBAS REV REPO 4.430% 08/01/25 DD 07/31/25	74,400,000	74,400,000
BNP PARIBAS REV REPO 4.460% 09/05/25 DD 09/04/25	10,200,000	10,200,000
BNP PARIBAS REV REPO 4.470% 07/01/25 DD 06/30/25	11,000,000	11,000,000
BNP PARIBAS REV REPO 4.480% 07/02/25 DD 07/01/25	10,900,000	10,900,000
J P MORGAN CHASE REV REPO 3.720% 12/18/25 DD 12/17/25	69,100,000	69,100,000
J P MORGAN CHASE REV REPO 3.890% 11/10/25 DD 11/07/25	11,000,000	11,000,000
J P MORGAN CHASE REV REPO 3.910% 11/12/25 DD 11/10/25	100,000	100,000
J P MORGAN CHASE REV REPO 3.930% 11/21/25 DD 11/20/25	66,100,000	66,100,000
J P MORGAN CHASE REV REPO 3.940% 11/24/25 DD 11/21/25	62,500,000	62,500,000
J P MORGAN CHASE REV REPO 3.960% 11/20/25 DD 11/19/25	66,200,000	66,200,000
J P MORGAN CHASE REV REPO 3.960% 11/24/25 DD 11/21/25	10,300,000	10,300,000
J P MORGAN CHASE REV REPO 3.970% 11/10/25 DD 11/07/25	62,000,000	62,000,000
J P MORGAN CHASE REV REPO 3.970% 12/05/25 DD 12/04/25	62,800,000	62,800,000
J P MORGAN CHASE REV REPO 3.970% 12/08/25 DD 12/05/25	100,000	100,000
J P MORGAN CHASE REV REPO 3.980% 11/25/25 DD 11/24/25	62,000,000	62,000,000
J P MORGAN CHASE REV REPO 3.990% 11/12/25 DD 11/10/25	62,200,000	62,200,000
J P MORGAN CHASE REV REPO 4.010% 12/09/25 DD 12/08/25	63,400,000	63,400,000
J P MORGAN CHASE REV REPO 4.020% 11/19/25 DD 11/18/25	62,900,000	62,900,000
J P MORGAN CHASE REV REPO 4.030% 11/13/25 DD 11/12/25	62,200,000	62,200,000
J P MORGAN CHASE REV REPO 4.040% 11/18/25 DD 11/17/25	100,000	100,000
J P MORGAN CHASE REV REPO 4.040% 11/26/25 DD 11/25/25	61,300,000	61,300,000
J P MORGAN CHASE REV REPO 4.050% 11/14/25 DD 11/13/25	62,500,000	62,500,000
J P MORGAN CHASE REV REPO 4.090% 12/03/25 DD 12/02/25	62,500,000	62,500,000
J P MORGAN CHASE REV REPO 4.120% 10/31/25 DD 10/30/25	62,400,000	62,400,000
J P MORGAN CHASE REV REPO 4.150% 09/24/25 DD 09/23/25	10,700,000	10,700,000
J P MORGAN CHASE REV REPO 4.160% 11/05/25 DD 11/04/25	63,000,000	63,000,000
J P MORGAN CHASE REV REPO 4.170% 10/10/25 DD 10/09/25	100,000	100,000
J P MORGAN CHASE REV REPO 4.180% 09/22/25 DD 09/19/25	63,800,000	63,800,000
J P MORGAN CHASE REV REPO 4.180% 09/24/25 DD 09/23/25	100,000	100,000
J P MORGAN CHASE REV REPO 4.190% 09/23/25 DD 09/22/25	100,000	100,000
J P MORGAN CHASE REV REPO 4.190% 10/09/25 DD 10/08/25	62,400,000	62,400,000
J P MORGAN CHASE REV REPO 4.190% 10/15/25 DD 10/14/25	62,800,000	62,800,000
J P MORGAN CHASE REV REPO 4.200% 11/03/25 DD 10/31/25	63,300,000	63,300,000
J P MORGAN CHASE REV REPO 4.210% 10/08/25 DD 10/07/25	61,600,000	61,600,000
J P MORGAN CHASE REV REPO 4.220% 10/21/25 DD 10/20/25	58,600,000	58,600,000
J P MORGAN CHASE REV REPO 4.220% 10/22/25 DD 10/21/25	60,500,000	60,500,000
J P MORGAN CHASE REV REPO 4.240% 09/30/25 DD 09/29/25	63,600,000	63,600,000
J P MORGAN CHASE REV REPO 4.240% 10/02/25 DD 10/01/25	45,500,000	45,500,000
J P MORGAN CHASE REV REPO 4.240% 10/03/25 DD 10/02/25	50,000,000	50,000,000
J P MORGAN CHASE REV REPO 4.240% 10/07/25 DD 10/06/25	61,600,000	61,600,000
J P MORGAN CHASE REV REPO 4.250% 09/29/25 DD 09/26/25	100,000	100,000
J P MORGAN CHASE REV REPO 4.260% 11/04/25 DD 11/03/25	63,100,000	63,100,000
J P MORGAN CHASE REV REPO 4.270% 10/23/25 DD 10/22/25	60,400,000	60,400,000
J P MORGAN CHASE REV REPO 4.280% 01/07/25 DD 01/06/25	6,700,000	6,700,000
J P MORGAN CHASE REV REPO 4.280% 10/24/25 DD 10/23/25	61,000,000	61,000,000
J P MORGAN CHASE REV REPO 4.290% 01/08/25 DD 01/07/25	100,000	100,000
J P MORGAN CHASE REV REPO 4.290% 10/16/25 DD 10/15/25	61,600,000	61,600,000
J P MORGAN CHASE REV REPO 4.290% 10/27/25 DD 10/24/25	100,000	100,000

Identity of issue, borrower, lessor, or similar party, including maturity date,		Proceeds of
rate of interest, collateral, par or maturity value	Shares / Par Value	Dispositions

J P MORGAN CHASE REV REPO 4.300% 03/21/25 DD 03/20/25	63,500,000	63,500,000
J P MORGAN CHASE REV REPO 4.300% 05/27/25 DD 05/23/25	59,900,000	59,900,000
J P MORGAN CHASE REV REPO 4.310% 04/25/25 DD 04/24/25	57,500,000	57,500,000
J P MORGAN CHASE REV REPO 4.310% 07/23/25 DD 07/22/25	100,000	100,000
J P MORGAN CHASE REV REPO 4.310% 07/24/25 DD 07/23/25	63,800,000	63,800,000
J P MORGAN CHASE REV REPO 4.320% 01/22/25 DD 01/21/25	48,500,000	48,500,000
J P MORGAN CHASE REV REPO 4.320% 01/23/25 DD 01/22/25	42,000,000	42,000,000
J P MORGAN CHASE REV REPO 4.320% 04/24/25 DD 04/23/25	12,300,000	12,300,000
J P MORGAN CHASE REV REPO 4.320% 06/24/25 DD 06/23/25	100,000	100,000
J P MORGAN CHASE REV REPO 4.320% 10/01/25 DD 09/30/25	63,900,000	63,900,000
J P MORGAN CHASE REV REPO 4.330% 01/16/25 DD 01/15/25	41,000,000	41,000,000
J P MORGAN CHASE REV REPO 4.330% 01/17/25 DD 01/16/25	40,900,000	40,900,000
J P MORGAN CHASE REV REPO 4.330% 01/21/25 DD 01/17/25	56,300,000	56,300,000
J P MORGAN CHASE REV REPO 4.330% 03/24/25 DD 03/21/25	57,200,000	57,200,000
J P MORGAN CHASE REV REPO 4.330% 05/21/25 DD 05/20/25	62,000,000	62,000,000
J P MORGAN CHASE REV REPO 4.330% 06/09/25 DD 06/06/25	19,800,000	19,800,000
J P MORGAN CHASE REV REPO 4.330% 06/20/25 DD 06/18/25	74,000,000	74,000,000
J P MORGAN CHASE REV REPO 4.330% 06/24/25 DD 06/23/25	11,500,000	11,500,000
J P MORGAN CHASE REV REPO 4.330% 06/25/25 DD 06/24/25	68,600,000	68,600,000
J P MORGAN CHASE REV REPO 4.340% 01/09/25 DD 01/08/25	6,000,000	6,000,000
J P MORGAN CHASE REV REPO 4.340% 01/10/25 DD 01/09/25	39,300,000	39,300,000
J P MORGAN CHASE REV REPO 4.340% 01/15/25 DD 01/14/25	40,200,000	40,200,000
J P MORGAN CHASE REV REPO 4.340% 03/25/25 DD 03/24/25	67,800,000	67,800,000
J P MORGAN CHASE REV REPO 4.340% 05/15/25 DD 05/14/25	10,200,000	10,200,000
J P MORGAN CHASE REV REPO 4.340% 07/25/25 DD 07/24/25	63,600,000	63,600,000
J P MORGAN CHASE REV REPO 4.350% 05/14/25 DD 05/13/25	58,700,000	58,700,000
J P MORGAN CHASE REV REPO 4.350% 05/15/25 DD 05/14/25	59,400,000	59,400,000
J P MORGAN CHASE REV REPO 4.350% 10/29/25 DD 10/28/25	64,300,000	64,300,000
J P MORGAN CHASE REV REPO 4.350% 10/30/25 DD 10/29/25	62,400,000	62,400,000
J P MORGAN CHASE REV REPO 4.360% 03/04/25 DD 03/03/25	69,600,000	69,600,000
J P MORGAN CHASE REV REPO 4.360% 05/09/25 DD 05/08/25	57,400,000	57,400,000
J P MORGAN CHASE REV REPO 4.360% 05/19/25 DD 05/16/25	60,900,000	60,900,000
J P MORGAN CHASE REV REPO 4.360% 05/20/25 DD 05/19/25	61,800,000	61,800,000
J P MORGAN CHASE REV REPO 4.360% 05/28/25 DD 05/27/25	59,800,000	59,800,000
J P MORGAN CHASE REV REPO 4.360% 06/26/25 DD 06/25/25	100,000	100,000
J P MORGAN CHASE REV REPO 4.360% 07/14/25 DD 07/11/25	10,600,000	10,600,000
J P MORGAN CHASE REV REPO 4.360% 07/21/25 DD 07/18/25	100,000	100,000
J P MORGAN CHASE REV REPO 4.370% 04/21/25 DD 04/17/25	6,600,000	6,600,000
J P MORGAN CHASE REV REPO 4.370% 04/28/25 DD 04/25/25	57,200,000	57,200,000
J P MORGAN CHASE REV REPO 4.370% 05/07/25 DD 05/06/25	56,500,000	56,500,000
J P MORGAN CHASE REV REPO 4.370% 05/08/25 DD 05/07/25	56,100,000	56,100,000
J P MORGAN CHASE REV REPO 4.370% 05/16/25 DD 05/15/25	60,700,000	60,700,000
J P MORGAN CHASE REV REPO 4.370% 07/08/25 DD 07/07/25	62,600,000	62,600,000
J P MORGAN CHASE REV REPO 4.370% 07/14/25 DD 07/11/25	63,200,000	63,200,000
J P MORGAN CHASE REV REPO 4.370% 07/15/25 DD 07/14/25	100,000	100,000
J P MORGAN CHASE REV REPO 4.370% 08/05/25 DD 08/04/25	62,200,000	62,200,000
J P MORGAN CHASE REV REPO 4.370% 08/07/25 DD 08/06/25	100,000	100,000
J P MORGAN CHASE REV REPO 4.370% 08/20/25 DD 08/19/25	58,700,000	58,700,000
J P MORGAN CHASE REV REPO 4.380% 02/19/25 DD 02/18/25	69,700,000	69,700,000
J P MORGAN CHASE REV REPO 4.380% 02/27/25 DD 02/26/25	60,700,000	60,700,000
J P MORGAN CHASE REV REPO 4.380% 03/05/25 DD 03/04/25	5,200,000	5,200,000
J P MORGAN CHASE REV REPO 4.380% 03/27/25 DD 03/26/25	57,000,000	57,000,000
J P MORGAN CHASE REV REPO 4.380% 04/28/25 DD 04/25/25	9,700,000	9,700,000
J P MORGAN CHASE REV REPO 4.380% 06/02/25 DD 05/30/25	100,000	100,000
J P MORGAN CHASE REV REPO 4.380% 06/03/25 DD 06/02/25	10,000,000	10,000,000
J P MORGAN CHASE REV REPO 4.380% 07/09/25 DD 07/08/25	100,000	100,000

Identity of issue, borrower, lessor, or similar party, including maturity date,		Proceeds of
rate of interest, collateral, par or maturity value	Shares / Par Value	Dispositions

J P MORGAN CHASE REV REPO 4.380% 07/15/25 DD 07/14/25	10,800,000	10,800,000
J P MORGAN CHASE REV REPO 4.380% 07/17/25 DD 07/16/25	11,300,000	11,300,000
J P MORGAN CHASE REV REPO 4.380% 08/25/25 DD 08/22/25	60,400,000	60,400,000
J P MORGAN CHASE REV REPO 4.390% 01/27/25 DD 01/24/25	41,200,000	41,200,000
J P MORGAN CHASE REV REPO 4.390% 01/28/25 DD 01/27/25	43,100,000	43,100,000
J P MORGAN CHASE REV REPO 4.390% 01/29/25 DD 01/28/25	40,600,000	40,600,000
J P MORGAN CHASE REV REPO 4.390% 02/03/25 DD 01/31/25	43,500,000	43,500,000
J P MORGAN CHASE REV REPO 4.390% 04/08/25 DD 04/07/25	57,400,000	57,400,000
J P MORGAN CHASE REV REPO 4.390% 04/14/25 DD 04/11/25	54,500,000	54,500,000
J P MORGAN CHASE REV REPO 4.390% 07/18/25 DD 07/17/25	60,600,000	60,600,000
J P MORGAN CHASE REV REPO 4.390% 08/11/25 DD 08/08/25	59,900,000	59,900,000
J P MORGAN CHASE REV REPO 4.390% 08/14/25 DD 08/13/25	60,000,000	60,000,000
J P MORGAN CHASE REV REPO 4.390% 08/15/25 DD 08/14/25	60,100,000	60,100,000
J P MORGAN CHASE REV REPO 4.390% 08/18/25 DD 08/15/25	100,000	100,000
J P MORGAN CHASE REV REPO 4.400% 02/11/25 DD 02/10/25	67,400,000	67,400,000
J P MORGAN CHASE REV REPO 4.400% 02/28/25 DD 02/27/25	68,900,000	68,900,000
J P MORGAN CHASE REV REPO 4.400% 07/17/25 DD 07/16/25	15,500,000	15,500,000
J P MORGAN CHASE REV REPO 4.400% 08/04/25 DD 08/01/25	63,300,000	63,300,000
J P MORGAN CHASE REV REPO 4.410% 01/31/25 DD 01/30/25	39,200,000	39,200,000
J P MORGAN CHASE REV REPO 4.410% 07/28/25 DD 07/25/25	63,800,000	63,800,000
J P MORGAN CHASE REV REPO 4.410% 08/13/25 DD 08/12/25	60,000,000	60,000,000
J P MORGAN CHASE REV REPO 4.410% 08/19/25 DD 08/18/25	100,000	100,000
J P MORGAN CHASE REV REPO 4.420% 04/04/25 DD 04/03/25	60,000,000	60,000,000
J P MORGAN CHASE REV REPO 4.420% 05/01/25 DD 04/30/25	68,000,000	68,000,000
J P MORGAN CHASE REV REPO 4.420% 07/16/25 DD 07/15/25	100,000	100,000
J P MORGAN CHASE REV REPO 4.420% 07/29/25 DD 07/28/25	63,800,000	63,800,000
J P MORGAN CHASE REV REPO 4.420% 07/30/25 DD 07/29/25	100,000	100,000
J P MORGAN CHASE REV REPO 4.420% 09/02/25 DD 08/29/25	62,300,000	62,300,000
J P MORGAN CHASE REV REPO 4.420% 09/17/25 DD 09/16/25	11,600,000	11,600,000
J P MORGAN CHASE REV REPO 4.420% 09/18/25 DD 09/17/25	67,800,000	67,800,000
J P MORGAN CHASE REV REPO 4.430% 01/06/25 DD 01/03/25	38,700,000	38,700,000
J P MORGAN CHASE REV REPO 4.430% 04/11/25 DD 04/10/25	62,300,000	62,300,000
J P MORGAN CHASE REV REPO 4.430% 05/02/25 DD 05/01/25	66,000,000	66,000,000
J P MORGAN CHASE REV REPO 4.430% 06/02/25 DD 05/30/25	59,500,000	59,500,000
J P MORGAN CHASE REV REPO 4.430% 08/26/25 DD 08/25/25	61,000,000	61,000,000
J P MORGAN CHASE REV REPO 4.430% 08/29/25 DD 08/28/25	61,100,000	61,100,000
J P MORGAN CHASE REV REPO 4.440% 08/27/25 DD 08/26/25	61,000,000	61,000,000
J P MORGAN CHASE REV REPO 4.440% 08/28/25 DD 08/27/25	100,000	100,000
J P MORGAN CHASE REV REPO 4.440% 09/04/25 DD 09/03/25	62,500,000	62,500,000
J P MORGAN CHASE REV REPO 4.440% 09/05/25 DD 09/04/25	64,000,000	64,000,000
J P MORGAN CHASE REV REPO 4.440% 09/12/25 DD 09/11/25	62,100,000	62,100,000
J P MORGAN CHASE REV REPO 4.450% 04/04/25 DD 04/03/25	10,300,000	10,300,000
J P MORGAN CHASE REV REPO 4.450% 04/10/25 DD 04/09/25	51,400,000	51,400,000
J P MORGAN CHASE REV REPO 4.450% 09/10/25 DD 09/09/25	61,700,000	61,700,000
J P MORGAN CHASE REV REPO 4.470% 06/30/25 DD 06/27/25	100,000	100,000
J P MORGAN CHASE REV REPO 4.470% 07/02/25 DD 07/01/25	61,900,000	61,900,000
J P MORGAN CHASE REV REPO 4.470% 09/15/25 DD 09/12/25	100,000	100,000
J P MORGAN CHASE REV REPO 4.480% 07/01/25 DD 06/30/25	61,400,000	61,400,000
J P MORGAN CHASE REV REPO 4.480% 09/09/25 DD 09/08/25	100,000	100,000
J P MORGAN CHASE REV REPO 4.480% 09/17/25 DD 09/16/25	62,400,000	62,400,000
J P MORGAN CHASE REV REPO 4.570% 09/16/25 DD 09/15/25	100,000	100,000
MERRILL LYNCH REV REPO 3.660% 12/19/25 DD 12/18/25	68,700,000	68,700,000
MERRILL LYNCH REV REPO 3.660% 12/22/25 DD 12/19/25	27,800,000	27,800,000
MERRILL LYNCH REV REPO 3.670% 12/24/25 DD 12/23/25	71,500,000	71,500,000
MERRILL LYNCH REV REPO 3.690% 12/23/25 DD 12/22/25	10,400,000	10,400,000
MERRILL LYNCH REV REPO 3.710% 12/26/25 DD 12/24/25	62,200,000	62,200,000

Identity of issue, borrower, lessor, or similar party, including maturity date,		Proceeds of
rate of interest, collateral, par or maturity value	Shares / Par Value	Dispositions

MERRILL LYNCH REV REPO 3.810% 12/30/25 DD 12/29/25	73,100,000	73,100,000
MERRILL LYNCH REV REPO 3.900% 12/05/25 DD 12/04/25	11,000,000	11,000,000
MERRILL LYNCH REV REPO 3.930% 12/04/25 DD 12/03/25	73,700,000	73,700,000
MERRILL LYNCH REV REPO 3.950% 11/19/25 DD 11/18/25	11,500,000	11,500,000
MERRILL LYNCH REV REPO 3.960% 11/12/25 DD 11/10/25	10,700,000	10,700,000
MERRILL LYNCH REV REPO 3.960% 11/17/25 DD 11/14/25	10,700,000	10,700,000
MERRILL LYNCH REV REPO 4.030% 11/18/25 DD 11/17/25	11,000,000	11,000,000
MERRILL LYNCH REV REPO 4.120% 12/02/25 DD 12/01/25	72,500,000	72,500,000
MERRILL LYNCH REV REPO 4.150% 09/25/25 DD 09/24/25	10,500,000	10,500,000
MERRILL LYNCH REV REPO 4.150% 10/07/25 DD 10/06/25	10,600,000	10,600,000
MERRILL LYNCH REV REPO 4.200% 10/02/25 DD 10/01/25	27,400,000	27,400,000
MERRILL LYNCH REV REPO 4.220% 10/15/25 DD 10/14/25	8,000,000	8,000,000
MERRILL LYNCH REV REPO 4.240% 10/03/25 DD 10/02/25	12,500,000	12,500,000
MERRILL LYNCH REV REPO 4.250% 01/08/25 DD 01/07/25	6,300,000	6,300,000
MERRILL LYNCH REV REPO 4.250% 09/26/25 DD 09/25/25	62,400,000	62,400,000
MERRILL LYNCH REV REPO 4.250% 09/29/25 DD 09/26/25	63,200,000	63,200,000
MERRILL LYNCH REV REPO 4.280% 01/08/25 DD 01/07/25	39,400,000	39,400,000
MERRILL LYNCH REV REPO 4.290% 03/20/25 DD 03/19/25	63,800,000	63,800,000
MERRILL LYNCH REV REPO 4.290% 04/24/25 DD 04/23/25	54,100,000	54,100,000
MERRILL LYNCH REV REPO 4.290% 05/12/25 DD 05/09/25	67,400,000	67,400,000
MERRILL LYNCH REV REPO 4.300% 01/09/25 DD 01/08/25	39,400,000	39,400,000
MERRILL LYNCH REV REPO 4.300% 03/24/25 DD 03/21/25	9,800,000	9,800,000
MERRILL LYNCH REV REPO 4.300% 04/25/25 DD 04/24/25	9,400,000	9,400,000
MERRILL LYNCH REV REPO 4.300% 05/09/25 DD 05/08/25	9,700,000	9,700,000
MERRILL LYNCH REV REPO 4.300% 05/13/25 DD 05/12/25	68,100,000	68,100,000
MERRILL LYNCH REV REPO 4.300% 05/20/25 DD 05/19/25	10,800,000	10,800,000
MERRILL LYNCH REV REPO 4.300% 06/12/25 DD 06/11/25	72,500,000	72,500,000
MERRILL LYNCH REV REPO 4.310% 01/16/25 DD 01/15/25	6,300,000	6,300,000
MERRILL LYNCH REV REPO 4.310% 04/23/25 DD 04/22/25	66,600,000	66,600,000
MERRILL LYNCH REV REPO 4.310% 06/25/25 DD 06/24/25	8,100,000	8,100,000
MERRILL LYNCH REV REPO 4.310% 07/21/25 DD 07/18/25	10,400,000	10,400,000
MERRILL LYNCH REV REPO 4.320% 03/19/25 DD 03/18/25	66,200,000	66,200,000
MERRILL LYNCH REV REPO 4.320% 04/08/25 DD 04/07/25	3,800,000	3,800,000
MERRILL LYNCH REV REPO 4.320% 04/17/25 DD 04/16/25	65,300,000	65,300,000
MERRILL LYNCH REV REPO 4.320% 05/08/25 DD 05/07/25	9,200,000	9,200,000
MERRILL LYNCH REV REPO 4.320% 05/19/25 DD 05/16/25	9,300,000	9,300,000
MERRILL LYNCH REV REPO 4.330% 01/07/25 DD 01/06/25	39,500,000	39,500,000
MERRILL LYNCH REV REPO 4.330% 02/13/25 DD 02/12/25	70,000,000	70,000,000
MERRILL LYNCH REV REPO 4.330% 02/21/25 DD 02/20/25	70,900,000	70,900,000
MERRILL LYNCH REV REPO 4.330% 03/26/25 DD 03/25/25	67,500,000	67,500,000
MERRILL LYNCH REV REPO 4.330% 05/14/25 DD 05/13/25	10,800,000	10,800,000
MERRILL LYNCH REV REPO 4.330% 06/10/25 DD 06/09/25	10,700,000	10,700,000
MERRILL LYNCH REV REPO 4.330% 07/22/25 DD 07/21/25	64,000,000	64,000,000
MERRILL LYNCH REV REPO 4.340% 01/14/25 DD 01/13/25	38,700,000	38,700,000
MERRILL LYNCH REV REPO 4.340% 02/27/25 DD 02/26/25	8,800,000	8,800,000
MERRILL LYNCH REV REPO 4.340% 03/17/25 DD 03/14/25	65,700,000	65,700,000
MERRILL LYNCH REV REPO 4.340% 03/18/25 DD 03/17/25	65,700,000	65,700,000
MERRILL LYNCH REV REPO 4.340% 04/21/25 DD 04/17/25	51,100,000	51,100,000
MERRILL LYNCH REV REPO 4.340% 05/06/25 DD 05/05/25	66,200,000	66,200,000
MERRILL LYNCH REV REPO 4.340% 05/07/25 DD 05/06/25	9,300,000	9,300,000
MERRILL LYNCH REV REPO 4.340% 08/15/25 DD 08/14/25	9,800,000	9,800,000
MERRILL LYNCH REV REPO 4.350% 02/14/25 DD 02/13/25	69,700,000	69,700,000
MERRILL LYNCH REV REPO 4.350% 04/22/25 DD 04/21/25	58,900,000	58,900,000
MERRILL LYNCH REV REPO 4.350% 05/16/25 DD 05/15/25	10,400,000	10,400,000
MERRILL LYNCH REV REPO 4.350% 05/30/25 DD 05/29/25	10,200,000	10,200,000
MERRILL LYNCH REV REPO 4.350% 07/18/25 DD 07/17/25	10,500,000	10,500,000

Identity of issue, borrower, lessor, or similar party, including maturity date,		Proceeds of
rate of interest, collateral, par or maturity value	Shares / Par Value	Dispositions

MERRILL LYNCH REV REPO 4.360% 03/06/25 DD 03/05/25	70,300,000	70,300,000
MERRILL LYNCH REV REPO 4.360% 03/31/25 DD 03/28/25	67,100,000	67,100,000
MERRILL LYNCH REV REPO 4.360% 04/07/25 DD 04/04/25	66,700,000	66,700,000
MERRILL LYNCH REV REPO 4.360% 04/14/25 DD 04/11/25	8,700,000	8,700,000
MERRILL LYNCH REV REPO 4.360% 05/29/25 DD 05/28/25	69,900,000	69,900,000
MERRILL LYNCH REV REPO 4.360% 08/21/25 DD 08/20/25	100,000	100,000
MERRILL LYNCH REV REPO 4.370% 04/03/25 DD 04/02/25	70,600,000	70,600,000
MERRILL LYNCH REV REPO 4.370% 07/30/25 DD 07/29/25	8,400,000	8,400,000
MERRILL LYNCH REV REPO 4.370% 08/07/25 DD 08/06/25	60,500,000	60,500,000
MERRILL LYNCH REV REPO 4.380% 04/02/25 DD 04/01/25	67,600,000	67,600,000
MERRILL LYNCH REV REPO 4.380% 04/15/25 DD 04/14/25	62,900,000	62,900,000
MERRILL LYNCH REV REPO 4.380% 05/05/25 DD 05/02/25	66,200,000	66,200,000
MERRILL LYNCH REV REPO 4.380% 08/26/25 DD 08/25/25	10,700,000	10,700,000
MERRILL LYNCH REV REPO 4.390% 01/24/25 DD 01/23/25	48,100,000	48,100,000
MERRILL LYNCH REV REPO 4.390% 02/04/25 DD 02/03/25	43,300,000	43,300,000
MERRILL LYNCH REV REPO 4.390% 07/31/25 DD 07/30/25	100,000	100,000
MERRILL LYNCH REV REPO 4.390% 08/06/25 DD 08/05/25	60,900,000	60,900,000
MERRILL LYNCH REV REPO 4.390% 08/18/25 DD 08/15/25	59,600,000	59,600,000
MERRILL LYNCH REV REPO 4.400% 01/03/25 DD 01/02/25	5,800,000	5,800,000
MERRILL LYNCH REV REPO 4.400% 04/29/25 DD 04/28/25	69,300,000	69,300,000
MERRILL LYNCH REV REPO 4.400% 05/30/25 DD 05/29/25	59,700,000	59,700,000
MERRILL LYNCH REV REPO 4.400% 07/30/25 DD 07/29/25	2,500,000	2,500,000
MERRILL LYNCH REV REPO 4.400% 08/19/25 DD 08/18/25	59,600,000	59,600,000
MERRILL LYNCH REV REPO 4.400% 09/04/25 DD 09/03/25	10,600,000	10,600,000
MERRILL LYNCH REV REPO 4.400% 09/11/25 DD 09/10/25	10,900,000	10,900,000
MERRILL LYNCH REV REPO 4.410% 03/28/25 DD 03/27/25	67,000,000	67,000,000
MERRILL LYNCH REV REPO 4.410% 04/01/25 DD 03/31/25	68,000,000	68,000,000
MERRILL LYNCH REV REPO 4.410% 04/16/25 DD 04/15/25	64,700,000	64,700,000
MERRILL LYNCH REV REPO 4.410% 07/03/25 DD 07/02/25	10,600,000	10,600,000
MERRILL LYNCH REV REPO 4.420% 04/30/25 DD 04/29/25	69,200,000	69,200,000
MERRILL LYNCH REV REPO 4.420% 06/30/25 DD 06/27/25	10,500,000	10,500,000
MERRILL LYNCH REV REPO 4.420% 07/30/25 DD 07/29/25	63,300,000	63,300,000
MERRILL LYNCH REV REPO 4.430% 04/09/25 DD 04/08/25	60,400,000	60,400,000
MERRILL LYNCH REV REPO 4.430% 09/11/25 DD 09/10/25	60,300,000	60,300,000
MERRILL LYNCH REV REPO 4.440% 08/27/25 DD 08/26/25	100,000	100,000
MERRILL LYNCH REV REPO 4.440% 09/03/25 DD 09/02/25	62,500,000	62,500,000
MERRILL LYNCH REV REPO 4.460% 04/10/25 DD 04/09/25	7,900,000	7,900,000
MERRILL LYNCH REV REPO 4.460% 07/03/25 DD 07/02/25	62,100,000	62,100,000
MERRILL LYNCH REV REPO 4.470% 09/15/25 DD 09/12/25	62,800,000	62,800,000
REGIONS BANK REV REPO 3.660% 12/23/25 DD 12/22/25	60,700,000	60,700,000
REGIONS BANK REV REPO 3.680% 12/12/25 DD 12/11/25	73,700,000	73,700,000
REGIONS BANK REV REPO 3.690% 12/18/25 DD 12/17/25	100,000	100,000
REGIONS BANK REV REPO 3.700% 12/22/25 DD 12/19/25	43,400,000	43,400,000
REGIONS BANK REV REPO 3.710% 12/15/25 DD 12/12/25	73,500,000	73,500,000
REGIONS BANK REV REPO 3.710% 12/17/25 DD 12/16/25	73,100,000	73,100,000
REGIONS BANK REV REPO 3.720% 12/26/25 DD 12/24/25	10,800,000	10,800,000
REGIONS BANK REV REPO 3.770% 12/31/25 DD 12/30/25	73,600,000	73,600,000
REGIONS BANK REV REPO 3.800% 12/16/25 DD 12/15/25	72,500,000	72,500,000
REGIONS BANK REV REPO 3.820% 12/29/25 DD 12/26/25	73,800,000	73,800,000
REGIONS BANK REV REPO 3.890% 11/21/25 DD 11/20/25	7,100,000	7,100,000
REGIONS BANK REV REPO 3.920% 11/07/25 DD 11/06/25	63,400,000	63,400,000
REGIONS BANK REV REPO 3.930% 11/20/25 DD 11/19/25	11,300,000	11,300,000
REGIONS BANK REV REPO 3.930% 12/08/25 DD 12/05/25	10,800,000	10,800,000
REGIONS BANK REV REPO 3.940% 11/06/25 DD 11/05/25	74,200,000	74,200,000
REGIONS BANK REV REPO 3.940% 12/11/25 DD 12/10/25	73,900,000	73,900,000
REGIONS BANK REV REPO 3.960% 11/07/25 DD 11/06/25	9,800,000	9,800,000

Identity of issue, borrower, lessor, or similar party, including maturity date,		Proceeds of
rate of interest, collateral, par or maturity value	Shares / Par Value	Dispositions

REGIONS BANK REV REPO 3.960% 11/25/25 DD 11/24/25	9,800,000	9,800,000
REGIONS BANK REV REPO 3.960% 12/10/25 DD 12/09/25	74,200,000	74,200,000
REGIONS BANK REV REPO 3.970% 12/08/25 DD 12/05/25	63,000,000	63,000,000
REGIONS BANK REV REPO 4.000% 10/31/25 DD 10/30/25	10,800,000	10,800,000
REGIONS BANK REV REPO 4.000% 11/05/25 DD 11/04/25	10,800,000	10,800,000
REGIONS BANK REV REPO 4.000% 11/14/25 DD 11/13/25	11,000,000	11,000,000
REGIONS BANK REV REPO 4.000% 11/18/25 DD 11/17/25	62,700,000	62,700,000
REGIONS BANK REV REPO 4.000% 12/09/25 DD 12/08/25	11,200,000	11,200,000
REGIONS BANK REV REPO 4.030% 11/26/25 DD 11/25/25	10,600,000	10,600,000
REGIONS BANK REV REPO 4.040% 11/13/25 DD 11/12/25	10,100,000	10,100,000
REGIONS BANK REV REPO 4.040% 11/17/25 DD 11/14/25	62,900,000	62,900,000
REGIONS BANK REV REPO 4.040% 12/03/25 DD 12/02/25	11,000,000	11,000,000
REGIONS BANK REV REPO 4.060% 11/28/25 DD 11/26/25	61,300,000	61,300,000
REGIONS BANK REV REPO 4.100% 11/28/25 DD 11/26/25	10,600,000	10,600,000
REGIONS BANK REV REPO 4.110% 10/09/25 DD 10/08/25	11,000,000	11,000,000
REGIONS BANK REV REPO 4.120% 10/10/25 DD 10/09/25	73,100,000	73,100,000
REGIONS BANK REV REPO 4.130% 09/19/25 DD 09/18/25	74,800,000	74,800,000
REGIONS BANK REV REPO 4.130% 09/24/25 DD 09/23/25	62,000,000	62,000,000
REGIONS BANK REV REPO 4.130% 09/25/25 DD 09/24/25	62,000,000	62,000,000
REGIONS BANK REV REPO 4.130% 10/14/25 DD 10/10/25	62,900,000	62,900,000
REGIONS BANK REV REPO 4.140% 10/14/25 DD 10/10/25	10,800,000	10,800,000
REGIONS BANK REV REPO 4.140% 10/20/25 DD 10/17/25	10,000,000	10,000,000
REGIONS BANK REV REPO 4.150% 09/23/25 DD 09/22/25	62,600,000	62,600,000
REGIONS BANK REV REPO 4.160% 11/04/25 DD 11/03/25	10,900,000	10,900,000
REGIONS BANK REV REPO 4.170% 09/23/25 DD 09/22/25	9,900,000	9,900,000
REGIONS BANK REV REPO 4.170% 09/29/25 DD 09/26/25	11,300,000	11,300,000
REGIONS BANK REV REPO 4.180% 09/22/25 DD 09/19/25	10,700,000	10,700,000
REGIONS BANK REV REPO 4.180% 09/30/25 DD 09/29/25	10,900,000	10,900,000
REGIONS BANK REV REPO 4.180% 10/06/25 DD 10/03/25	9,600,000	9,600,000
REGIONS BANK REV REPO 4.180% 10/21/25 DD 10/20/25	10,200,000	10,200,000
REGIONS BANK REV REPO 4.180% 12/01/25 DD 11/28/25	71,600,000	71,600,000
REGIONS BANK REV REPO 4.190% 10/08/25 DD 10/07/25	10,700,000	10,700,000
REGIONS BANK REV REPO 4.200% 09/26/25 DD 09/25/25	11,100,000	11,100,000
REGIONS BANK REV REPO 4.200% 10/06/25 DD 10/03/25	62,300,000	62,300,000
REGIONS BANK REV REPO 4.200% 10/23/25 DD 10/22/25	10,900,000	10,900,000
REGIONS BANK REV REPO 4.230% 10/03/25 DD 10/02/25	10,500,000	10,500,000
REGIONS BANK REV REPO 4.240% 10/06/25 DD 10/03/25	100,000	100,000
REGIONS BANK REV REPO 4.250% 10/01/25 DD 09/30/25	9,900,000	9,900,000
REGIONS BANK REV REPO 4.250% 10/27/25 DD 10/24/25	71,600,000	71,600,000
REGIONS BANK REV REPO 4.250% 10/28/25 DD 10/27/25	75,400,000	75,400,000
REGIONS BANK REV REPO 4.250% 10/30/25 DD 10/29/25	10,500,000	10,500,000
REGIONS BANK REV REPO 4.260% 10/24/25 DD 10/23/25	10,500,000	10,500,000
REGIONS BANK REV REPO 4.260% 11/03/25 DD 10/31/25	10,900,000	10,900,000
REGIONS BANK REV REPO 4.270% 10/22/25 DD 10/21/25	10,200,000	10,200,000
REGIONS BANK REV REPO 4.280% 10/20/25 DD 10/17/25	58,800,000	58,800,000
REGIONS BANK REV REPO 4.310% 10/16/25 DD 10/15/25	9,800,000	9,800,000
REGIONS BANK REV REPO 4.320% 10/17/25 DD 10/16/25	11,000,000	11,000,000
REGIONS BANK REV REPO 4.340% 10/29/25 DD 10/28/25	10,000,000	10,000,000
REGIONS BANK REV REPO 4.390% 09/11/25 DD 09/10/25	1,700,000	1,700,000
REGIONS BANK REV REPO 4.400% 09/18/25 DD 09/17/25	11,700,000	11,700,000
REGIONS BANK REV REPO 4.410% 09/12/25 DD 09/11/25	11,000,000	11,000,000
REGIONS BANK REV REPO 4.420% 09/09/25 DD 09/08/25	62,700,000	62,700,000
REGIONS BANK REV REPO 4.440% 09/10/25 DD 09/09/25	10,500,000	10,500,000
REGIONS BANK REV REPO 4.460% 09/09/25 DD 09/08/25	9,500,000	9,500,000
REGIONS BANK REV REPO 4.470% 09/08/25 DD 09/05/25	10,200,000	10,200,000
REGIONS BANK REV REPO 4.480% 09/15/25 DD 09/12/25	10,500,000	10,500,000

Identity of issue, borrower, lessor, or similar party, including maturity date,		Proceeds of
rate of interest, collateral, par or maturity value	Shares / Par Value	Dispositions

REGIONS BANK REV REPO 4.520% 09/16/25 DD 09/15/25	62,600,000	62,600,000
REGIONS BANK REV REPO 4.570% 09/16/25 DD 09/15/25	10,700,000	10,700,000
TORONTO DOMINION REV REPO 4.330% 03/14/25 DD 03/13/25	70,100,000	70,100,000
TORONTO DOMINION REV REPO 4.330% 06/09/25 DD 06/06/25	51,300,000	51,300,000
TORONTO DOMINION REV REPO 4.420% 03/27/25 DD 03/26/25	10,100,000	10,100,000
Total Securities Purchased Under Agreements to Resell		$16,935,100,000

Fixed Income Securities
ELMWOOD CLO 19 LTD 6A AR2 144A VAR RT 10/17/38 DD 10/06/25	590,000	$591,413
JACKSON NATIONAL LIFE DISC 12/05/25	2,395,000	2,391,058
Total Fixed Income Securities		$2,982,471

Common Stock
AALBERTS NV	14,324	$523,347
AP MOLLER - MAERSK A/S	439	872,577
BALOISE HOLDING AG	1,494	392,774
BANCO SANTANDER SA	139,762	1,357,474
CONTINENTAL AG	8,377	589,289
DEUTSCHE BOERSE AG	2,193	672,534
EGUARANTEE INC	21,300	211,911
FERRARI NV	2,999	1,228,510
JAMES HARDIE INDUSTRIES PLC	20,737	554,799
KERING SA	937	252,823
KONINKLIJKE KPN NV	240,147	1,086,002
MITSUBISHI CHEMICAL GROUP CORP	56,840	315,782
NIDEC CORP	14,900	226,084
NIPPON SANSO HOLDINGS CORP	11,100	385,879
OSAKA GAS CO LTD	33,200	928,014
ROTORK PLC	5,687	24,670
RYANAIR HOLDINGS PLC	14,135	380,825
SONY FINANCIAL GROUP INC	274,361	311,772
TECK RESOURCES LTD CL B SUB-VTG	9,150	408,238
TOYOTA INDUSTRIES CORP	1,598	174,698
VALTERRA PLATINUM LIMITED	4,325	160,050
YOKOHAMA FINANCIAL GROUP INC	99,400	724,320
ZIJIN GOLD INTERNATIONAL CO LT HK/02259	18,460	335,552
Total Common Stock		$12,117,924

Derivatives
ALUMINUM HG FUTURE (LME) EXP JAN 25	11	$(41,071)
ALUMINUM HG FUTURE (LME) EXP JAN 26	9	(35)
ARGUS EURO-BOB ROTTE FUT (ISF) EXP AUG 25	1	(2,110)
ARGUS EURO-BOB ROTTE FUT (ISF) EXP JUL 25	1	158
ARGUS EURO-BOB ROTTE FUT (ISF) EXP SEP 25	1	(4,860)
COCOA FUTURE (NYB) EXP DEC 25	1	(50,885)
COCOA FUTURE (NYB) EXP JUL 25	3	38,741
COCOA FUTURE (NYB) EXP MAY 25	3	(77,257)
COCOA FUTURE (NYB) EXP SEP 25	3	(32,986)
COFFEE ‘C’ FUTURE (NYB) EXP DEC 25	1	(246,452)
COFFEE ‘C’ FUTURE (NYB) EXP MAY 26	2	(17,582)
COFFEE ‘C’ FUTURE (NYB) EXP SEP 25	1	68,741
COPPER FUTURE (CMX) EXP DEC 25	8	(67,085)
COPPER FUTURE (CMX) EXP JUL 25	28	45,183
COPPER FUTURE (CMX) EXP MAY 25	4	22,084
COPPER FUTURE (CMX) EXP SEP 25	9	209,706
COPPER FUTURE (LME) EXP AUG 25	6	(38,899)

Identity of issue, borrower, lessor, or similar party, including maturity date,		Proceeds of
rate of interest, collateral, par or maturity value	Shares / Par Value	Dispositions

COPPER FUTURE (LME) EXP JUL 25	10	(23,342)
COPPER FUTURE (LME) EXP SEP 25	5	(12,620)
CORN FUTURE (CBT) EXP MAY 26	25	(7,282)
CORN FUTURE (CBT) EXP SEP 25	85	120,187
COTTON NO 2 FUTURE (NYB) EXP DEC 25	32	18,958
COTTON NO 2 FUTURE (NYB) EXP MAY 26	6	5,952
ECX EMISSION EXP MAR 26	6	16,428
ECX EMISSION FUTURE (EDX) EXP DEC 25	15	(88,821)
GAS OIL FUTURE (ICE) EXP APR 26	19	(56,713)
GAS OIL FUTURE (ICE) EXP DEC 26	8	(13,293)
GAS OIL FUTURE (ICE) EXP JUL 25	31	(406,802)
GAS OIL FUTURE (ICE) EXP MAY 26	10	32,932
GAS OIL FUTURE (ICE) EXP NOV 25	10	54,302
GAS OIL FUTURE (ICE) EXP OCT 25	19	(95,390)
GAS OIL FUTURE (IPE) EXP AUG 25	33	1,693
GASOLINE RBOB FUTURE (NYM EXP JUL 25	20	20,948
GASOLINE RBOB FUTURE (NYM) EXP APR 26	7	(25,611)
GASOLINE RBOB FUTURE (NYM) EXP AUG 25	7	(7,837)
GASOLINE RBOB FUTURE (NYM) EXP FEB 26	–	(1,175)
GASOLINE RBOB FUTURE (NYM) EXP JAN 26	9	(3,699)
GASOLINE RBOB FUTURE (NYM) EXP MAR 25	11	2,522
GASOLINE RBOB FUTURE (NYM) EXP MAY 25	24	(91,033)
GASOLINE RBOB FUTURE (NYM) EXP NOV 25	13	(19,307)
GASOLINE RBOB FUTURE (NYM) EXP OCT 26	2	1,754
GASOLINE RBOB FUTURE (NYM) EXP SEP 26	2	(418)
GLOBEX NATURL GAS FUTURE (NYM) EXP AUG 25	11	22,053
GLOBEX NATURL GAS FUTURE (NYM) EXP JUL 25	1	(2,760)
GLOBEX NATURL GAS FUTURE (NYM) EXP SEP 25	15	27,957
GOLD 100 OZ FUTURE (CMX) EXP AUG 25	32	208,955
GOLD 100 OZ FUTURE (CMX) EXP DEC 25	39	(1,107,575)
GOLD 100 OZ FUTURE (CMX) EXP JUN 25	34	(809,588)
GOLD 100 OZ FUTURE (CMX) EXP MAR 25	94	59,206
GOLD 100 OZ FUTURE (CMX) EXP OCT 25	14	(538,244)
HEATING OIL FUTURE (NYM) EXP APR 26	7	39,787
HENRY HB LD1 (IFE) EXP FEB 27	1	922
HENRY HB LD1 (IFE) EXP JAN 27	1	922
HENRY HB LD1 (IFE) EXP MAR 27	1	922
HENRY HB LD1 FUT (IFE) EXP APR 27	1	922
HENRY HB LD1 FUT (IFE) EXP DEC 27	1	922
HENRY HB LD1 FUT (IFE) EXP MAY 27	1	922
HENRY HB LD1 FUT (IFE) EXP NOV 27	1	922
HENRY HB LD1 FUT (IFE) EXP OCT 27	1	922
HENRY HUB LD1 FUT (IFE) EXP AUG 27	1	922
HENRY HUB LD1 FUT (IFE) EXP JUL 27	1	922
HENRY HUB LD1 FUT (IFE) EXP JUN 27	1	922
HENRY HUB LD1 FUT (IFE) EXP SEP 27	1	922
IRON ORE 62% (SGX) EXP JAN 26	85	(19,465)
IRON ORE 62% (SGX) EXP JUL 25	85	(13,375)
IRON ORE 62% (SGX) EXP MAY 25	78	(40,365)
IRON ORE 62% (SGX) EXP NOV 25	53	14,280
IRON ORE 62% (SGX) EXP SEP 25	81	(20,130)
KC HRW WHEAT FUTURE (CBT) EXP DEC 25	45	29,370
KC HRW WHEAT FUTURE (CBT) EXP SEP 25	53	(72,844)
LEAD FUTURE (LME) EXP JAN 25	10	585
LEAD FUTURE (LME) EXP JAN 26	10	(39)
LEAD FUTURE (LME) EXP JUL 25	5	(930)

Identity of issue, borrower, lessor, or similar party, including maturity date,		Proceeds of
rate of interest, collateral, par or maturity value	Shares / Par Value	Dispositions

LEAD FUTURE (LME) EXP MAY 25	14	(25,364)
LEAD FUTURE (LME) EXP NOV 25	1	809
LEAD FUTURE (LME) EXP SEP 25	1	(1,007)
LEAN HOGS FUTURE (CME) EXP AUG 25	19	(67,043)
LEAN HOGS FUTURE (CME) EXP DEC 25	23	8,461
LEAN HOGS FUTURE (CME) EXP FEB 26	25	18,701
LEAN HOGS FUTURE (CME) EXP JUL 25	19	(35,818)
LEAN HOGS FUTURE (CME) EXP JUN 25	22	50,336
LEAN HOGS FUTURE (CME) EXP OCT 25	22	11,135
LIVE CATTLE FUTURE (CME) EXP AUG 25	13	66,587
LIVE CATTLE FUTURE (CME) EXP DEC 25	14	36,116
LIVE CATTLE FUTURE (CME) EXP FEB 26	16	(53,486)
LIVE CATTLE FUTURE (CME) EXP JUN 25	12	46,992
LIVE CATTLE FUTURE (CME) EXP OCT 25	16	118,209
LOW SU GASOIL G FUTURE (ICE) EXP DEC 25	2	28,945
LOW SU GASOIL G FUTURE (ICE) EXP FEB 26	22	57,776
LOW SU GASOIL G FUTURE (ICE) EXP JAN 26	46	102,043
LOW SU GASOIL G FUTURE (ICE) EXP SEP 25	22	65,577
MT BELV ETHAN 5DE FUTURE (NYM) EXP JAN 26	5	(1,859)
MT BELV ETHAN 5DE FUTURE (NYM) EXP MAR 26	1	(788)
NAT GAS EUR FUTURE (NYM) PUT AUG 22 003.400 ED 07/28/25	1	(4,120)
NAT GAS EUR FUTURE (NYM) PUT AUG 25 03.30 ED 07/28/25	1	(3,120)
NAT GAS EUR FUTURE JUN 25 PUT JUN 25 03.10 ED 05/27/25	3	(550)
NAT GAS EUR OPT FUTURE (NYM) JUL 25 PUT JUN 25 003.500 ED 06/25/25	3	(2,820)
NAT GAS EUR OPT FUTURE (NYM) PUT JUL 25 003.250 ED 07/28/25	10	(26,200)
NAT GAS EUR OPT FUTURE (NYM) PUT AUG 25 003.000 ED 08/26/25	13	(36,790)
NATURAL GAS FUTURE (ICE) EXP APR 25	10	(15,955)
NATURAL GAS FUTURE (ICE) EXP AUG 25	5	9,123
NATURAL GAS FUTURE (ICE) EXP DEC 25	10	19,083
NATURAL GAS FUTURE (ICE) EXP FEB 26	15	54,083
NATURAL GAS FUTURE (ICE) EXP JAN 26	10	6,018
NATURAL GAS FUTURE (ICE) EXP MAY 25	10	(66,692)
NATURAL GAS FUTURE (ICE) EXP NOV 25	10	(10,160)
NATURAL GAS FUTURE (ICE) EXP OCT 25	10	8,580
NATURAL GAS FUTURE (ICE) EXP SEP 25	10	17,471
NATURAL GAS FUTURE (NYM) EXP AUG 25	3	(16,779)
NATURAL GAS FUTURE (NYM) EXP DEC 25	48	(23,990)
NATURAL GAS FUTURE (NYM) EXP FEB 26	29	(57,816)
NATURAL GAS FUTURE (NYM) EXP JUN 25	51	(63,085)
NATURAL GAS FUTURE (NYM) EXP NOV 25	43	(135,101)
NATURAL GAS FUTURE (NYM) EXP SEP 25	38	132,205
NICKEL FUTURE (LME) EXP JAN 25	5	(17,334)
NICKEL FUTURE (LME) EXP JAN 26	7	(27)
NICKEL FUTURE (LME) EXP JUL 25	1	(20,331)
NICKEL FUTURE (LME) EXP MAY 25	3	–
NICKEL FUTURE (LME) EXP NOV 25	5	(3,839)
NICKEL FUTURE (LME) EXP SEP 25	2	(4,920)
NY HARB ULSD FUTURE (NYM) EXP APR 25	1	(11,573)
NY HARB ULSD FUTURE (NYM) EXP AUG 25	7	(27,761)
NY HARB ULSD FUTURE (NYM) EXP DEC 25	2	(83,847)
NY HARB ULSD FUTURE (NYM) EXP FEB 26	4	7,093
NY HARB ULSD FUTURE (NYM) EXP JAN 26	18	45,144
NY HARB ULSD FUTURE (NYM) EXP JUL 25	–	1,471
NY HARB ULSD FUTURE (NYM) EXP MAY 25	8	(4,572)
NY HARB ULSD FUTURE (NYM) EXP NOV 25	13	(7,776)
NY HARB ULSD FUTURE (NYM) EXP OCT 25	5	(23,718)

Identity of issue, borrower, lessor, or similar party, including maturity date,		Proceeds of
rate of interest, collateral, par or maturity value	Shares / Par Value	Dispositions

NY HARB ULSD FUTURE (NYM) EXP SEP 25	6	29,532
PALLADIUM FUTURE (NYM) EXP DEC 25	3	28,360
PALLADIUM FUTURE (NYM) EXP JUN 25	2	(1,518)
PALLADIUM FUTURE (NYM) EXP SEP 25	2	7,365
PLATINUM FUTURE (NYM) EXP JAN 26	8	34,593
PLATINUM FUTURE (NYM) EXP JUL 25	1	(21,163)
PLATINUM FUTURE (NYM) EXP OCT 25	3	39,052
PRI ALUMINUM FUTURE (LME) EXP JUL 25	24	(6,847)
PRI ALUMINUM FUTURE (LME) EXP MAY 25	7	(12,967)
PRI ALUMINUM FUTURE (LME) EXP NOV 25	10	(12,181)
PRI ALUMINUM FUTURE (LME) EXP SEP 25	17	(50,976)
SILVER FUTURE (CMX) EXP DEC 25	1	31,106
SILVER FUTURE (CMX) EXP JUL 25	15	103,941
SILVER FUTURE (CMX) EXP MAY 25	15	52,414
SILVER FUTURE (CMX) EXP SEP 25	9	163,211
SNG KEROS V SNG GA FUT (ISF) EXP FEB 25	5	(2,591)
SNG KEROS VS SNG GASOIL (ISF) EXP NOV 25	9	1,629
SNG KEROS VS SNG GASOIL EXP DEC 24	4	8,624
SOYBEAN FUTURE (CBT) EXP JAN 26	4	37,006
SOYBEAN FUTURE (CBT) EXP MAY 26	6	(27,886)
SOYBEAN MEAL FUTURE (CBT) EXP DEC 25	59	(138,161)
SOYBEAN MEAL FUTURE (CBT) EXP JAN 26	56	284,402
SOYBEAN MEAL FUTURE (CBT) EXP MAY 26	1	(45,078)
SOYBEAN OIL FUTURE (CBT) EXP DEC 25	13	(27,287)
SOYBEAN OIL FUTURE (CBT) EXP JAN 26	2	460
SOYBEAN OIL FUTURE (CBT) EXP MAY 26	7	(534)
SUGAR #11 WORLD FUTURE (NYB) EXP MAY 26	32	15,757
SUGAR #11 WORLD FUTURE (NYB) EXP OCT 25	34	20,488
TTF NAT GAS F FUTURE (EDX) EXP DEC 25	17	4,046
TTF NAT GAS F FUTURE (EDX) EXP NOV 25	7	(8,642)
TTF NAT GAS F FUTURE (EDX) EXP OCT 25	12	17,080
UK NATURAL GAS FU FUTURE (ICE) EXP JUN 25	5	(2,767)
US 10YR NOTE FUTURE (CBT) EXP DEC 25	90	(80,292)
US 10YR NOTE FUTURE (CBT) EXP JUN 25	6	226,293
US 10YR TREAS NTS FUTURE (CBT) EXP SEP 25	72	(149,192)
US 10YR ULTRA FUTURE (CBT) EXP DEC 25	50	(76,722)
US 10YR ULTRA FUTURE (CBT) EXP JUN 25	16	12,711
US 10YR ULTRA FUTURE (CBT) EXP SEP 25	41	(34,688)
US 2YR NOTE FUTURE (CBT) EXP DEC 25	562	107,631
US 2YR NOTE FUTURE (CBT) EXP JUN 25	393	12,882
US 2YR NOTE FUTURE (CBT) EXP SEP 25	520	196,869
US 5YR NOTE FUTURE (CBT) EXP DEC 25	170	(41,452)
US 5YR TREAS NTS FUTURE (CBT) EXP JUN 25	19	8,308
US 5YR TREAS NTS FUTURE (CBT) EXP SEP 25	90	(60,753)
US TREAS BD FUTURE (CBT) EXP DEC 25	37	(82,181)
US TREAS BD FUTURE (CBT) EXP JUN 25	44	171,111
US TREAS BD FUTURE (CBT) EXP SEP 25	46	(117,509)
US ULTRA BOND (CBT) EXP DEC 25	12	(1,221)
US ULTRA BOND (CBT) EXP JUN 25	5	11,607
US ULTRA BOND (CBT) EXP SEP 25	2	4,335
WHEAT FUTURE (CBT) EXP DEC 25	95	125,482
WHEAT FUTURE (CBT) EXP SEP 25	90	89,641
WTI CRUDE FUTURE (ICE) EXP AUG 25	18	(114,749)
WTI CRUDE FUTURE (ICE) EXP FEB 26	15	(19,235)
WTI CRUDE FUTURE (ICE) EXP JAN 26	15	(27,666)
WTI CRUDE FUTURE (ICE) EXP SEP 25	32	(90,325)

Identity of issue, borrower, lessor, or similar party, including maturity date,		Proceeds of
rate of interest, collateral, par or maturity value	Shares / Par Value	Dispositions

WTI CRUDE FUTURE (NYM) EXP JAN CALL NOV 25 072.000 ED 11/17/25	5	(961)
WTI CRUDE FUTURE (NYM) EXP JAN PUT NOV 25 055.000 ED 11/17/25	5	6,439
WTI CRUDE FUTURE (NYM) JUN 25 PUT JUN 25 066.000 ED 05/15/25	1	2,810
WTI CRUDE FUTURE (NYM) JUN 26 PUT JUN 18 058.000 ED 05/14/26	6	26,296
WTI CRUDE FUTURE JUN 25 CALL JUN 26 66.00 ED 05/14/26	6	(17,453)
ZINC FUTURE (LME) EXP JAN 25	5	(4,616)
ZINC FUTURE (LME) EXP JAN 26	7	(27)
ZINC FUTURE (LME) EXP JUL 25	11	(25,124)
ZINC FUTURE (LME) EXP MAY 25	2	(7,383)
ZINC FUTURE (LME) EXP NOV 25	2	9,504
ZINC FUTURE (LME) EXP SEP 25	9	(3,752)
Total Derivatives		$(2,349,531)

Total Acquired and Disposed of Within the Year		$16,947,850,864

Note: Par value is reflected in the underlying currency of the security, where applicable.